Commitments and Contingencies	12 Months Ended
Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

7. Commitments and Contingencies

Commitments

On December 1, 2020, we entered into a definitive licensing and services agreement effective December 15, 2020, with 24M to use its SemiSolidTM lithium-ion battery platform technology in our planned facilities in Mo i Rana, Norway. In accordance with this agreement and a letter agreement dated December 18, 2020, we committed to pay $20.0 million for the rights to the production of battery cells based on 24M’s current and future technology, as well as services, including technical training of engineers, the information relevant to construct and operate the factories and on-site support. $0.7 million was paid and expensed in 2020 at the signing of the memorandum of understanding before entering into a definitive agreement. We determined that the remaining $19.3 million payable would be recognized straight-line over the service period through December 31, 2022, which was extended to December 31, 2023, through the first amendment to the definitive agreement dated January 18, 2021. As of December 31, 2020, $0.4 million was accrued related to the agreement. As of December 31, 2021, we had a prepaid asset of $12.8 million and no remaining commitment related to the agreement. In accordance with the definitive agreement, we will also pay an ongoing royalty fee based on sales volumes with minimum annual payments of $3.0 million beginning on the third anniversary of the effective date. All expenses related to this definitive agreement are recognized as research and development costs within the consolidated statements of operations and comprehensive loss.

Contingent Liabilities — Litigation

From time to time, we may be subject to legal and regulatory actions that arise in the ordinary course of business. The assessment as to whether a loss is probable or reasonably possible, and as to whether such loss or a range of such loss is estimable, often involves significant judgment about future events. Management believes that any liability of ours that may arise out of or with respect to these matters will not materially, adversely affect our consolidated financial position, results of operations, or liquidity.